Right of use assets	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Right of use assets
7.	Right of use assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2021:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2020	1,385,738	1,647,922	289,631	541,252	3,864,543
Additions	442,224	389,718	289,478	80,814	1,202,234
Deletions	-	(4,764)	-	-	(4,764)
Depreciation	(20,702)	(315,075)	(93,053)	(93,053)	(521,883)
Translation difference	-	(1,649)	-	1,121	(528)
Balance as of March 31, 2021	1,807,260	1,716,152	486,056	530,134	4,539,602

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2020:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2019	1,316,190	1,725,787	294,133	660,746	3,996,856
Additions	87,456	203,472	77,750	2,356	371,034
Deletions	-	-	-	-	-
Depreciation	(17,908)	(284,680)	(82,252)	(83,840)	(468,680)
Elimination – Inter c ompany				(41,915)	(41,915)
Translation difference	-	3,343	-	3,905	7,248
Balance as of March 31, 2020	1,385,738	1,647,922	289,631	541,252	3,864,543

Particulars	March 31, 2021	March 31, 2020
Current lease liabilities	430,026	356,110
Non-current lease liabilitie s	1,772,623	1,470,099
Total	2,202,649	1,826,209

The following is the movement in lease liabilities during the Year ended March 31, 2021

Particulars	March 31, 2021	March 31, 2020
Balance as of April 1,	1,826,210	1,786,852
Additions	639,236	255,317
Finance cost accrued during the period	180,026	171,824
Deletions	(4,800)	-
Payment of lease liabilities	(436,500)	(391,383)
Translation difference	(1,523)	3,600
Balance as of March 31,	2,202,649	1,826,209

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2021 on an undiscounted basis (excluding finance costs)

Particulars	March 31, 2021	March 31, 2020
Less than one year	383,439	337,569
One to five years	870,687	614,808
More than five years	676,469	642,480
Total	1,930,595	1,594,857